Cash and cash equivalents (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Cash And Cash Equivalents
Undrawn borrowing facilities	₨ 1,530,700	₨ 1,734,016